Acquisition costs and other expenditure (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Acquisition costs and other expenditure
Acquisition costs incurred for insurance policies	$ (1,433)	$ (2,109)
Acquisition costs deferred	614	625
Amortisation of acquisition costs	(470)	376
Recoveries for expenses associated with Jackson's business ceded to Athene	1,231
Administration costs and other expenditure	(2,584)	(2,291)
Movements in amounts attributable to external unit holders of consolidated investment funds	(390)	(109)
Total acquisition costs and other expenditure	(3,032)	(3,508)
Gains attributable to losses arising from market effects on variable annuity guarantee liabilities and associated hedging	814	616
Depreciation of property, plant and equipment	(109)	(107)
Depreciation charge from the right-of-use assets	(72)	$ (66)
US
Acquisition costs and other expenditure
Amortisation of acquisition costs	(313)
In-force fixed and fixed indexed annuity | US insurance operations
Acquisition costs and other expenditure
Amortisation of acquisition costs	$ (764)